UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2013

Check here if Amendment [    ]; Amendment Number: ____
	This Amendment (Check only one.): 	[    ] is a restatement.
		[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First State Trust Company
Address:	Delaware Corporate Center II
		2 Righter Parkway, Suite 250
		Wilmington, Delaware 19803

Form 13F File Number:	28-5476

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Andrew Gibson
Title:		Assistant Vice President
Phone:		(302) 573-5828

Signature, Place, and Date of Signing:


/s/ Andrew Gibson		Wilmington, Delaware        March 31, 2013

Report Type (Check only one.):

[   ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-10220
Name:   Westfield Capital Management


Form 13F File Number 28-01398
Name:   Cambiar Investors LLC

Form 13F File Number 28-05788
Name:   Vaughan Nelson

Form 13F File Number 28-10770
Name:   NFJ Investment Management LLC


Form 13F File Number 28-02192
Name:   Wall Street Associates


Form 13F File Number 28-10372
Name:   Philadelphia International Advisors LP


Form 13F File Number 28-04413
Name:   Wells Capital Management Inc


Form 13F File Number 28-14622
Name:	Timpani Capital Managemen LLC

Form 13F File Number 28-12179
Name:	Phocas Financial CORP